Other assets - Summary of Other Assets Current and Non Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous assets [abstract]
Current Advances To Personnel	$ 2,260	$ 2,604
Current advances to suppliers	5,981	3,052
Intangible asset acquisition rights	2,283	0
Prepaid expenses	3,870	7,163
Current unamortized fund structuring costs	774	394
Current prepayments and other current assets	890	1,468
Other current assets	16,058	14,681
Deposit/guarantee on lease agreements	2,558	2,247
Investments in associate	36	811
Prepaid expenses	136	168
Non-current unamortized fund structuring costs	6,643	3,553
Other Non-Current Assets, Other	695	618
Other non-current assets	$ 10,068	$ 7,397